Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted
	2021 (Unaudited)	2020 (Unaudited)
Basic EPS
Net Loss	$(1,322,297)	$(585,366)
Weighted Average Shares	57,575,709	51,401,395
Basic Loss Per Share	$(0.02)	$(0.01)

	2020	2019

Basic EPS
Net Loss	$(1,602,303)	$(1,154,808)
Weighted Average Shares	51,718,895	50,693,726

Basic Loss Per Share	$(0.03)	$(0.02)